July 2013
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report has been prepared by, or is based on information furnished to U.S. Bank Corporate Trust Services ("U.S. Bank") by, one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank has not independently verified information received from or prepared by any such third party. U.S. Bank shall not and does not undertake responsibility for the accuracy, completeness, or sufficiency of this report or the information contained herein for any purpose , and U.S. Bank makes no representations or warranties with respect thereto. The information in this report is presented here with the approval of the Issuer solely as a convenience for the user, and should not be relied upon without further investigation by any user contemplating an investment decision with respect to the related securities.
DATES
Jonathan Vacca
Assistant Vice President
(312) 332-7457
jonathan.vacca@usbank.com
www.usbank.com/abs
190 South LaSalle St. 7Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Archetype Mortgage Funding II LLC
Mortgage Loan Seller:
Barclays Bank PLC
Mortgage Loan Seller:
KeyBank National Association
Mortgage Loan Seller:
UBS Real Estate Securities Inc.
Depositor:
UBS Commercial Mortgage Securitization Corp.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
CWCapital Asset Management LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Jul 12, 2013
Prior Payment:
Jun 12, 2013
Next Payment:
Aug 12, 2013
Record Date:
Jun 28, 2013
Determination Date:
Jul 8, 2013
First Payment Date:
Aug 10, 2012
Closing Date:
Jul 17, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
May 11, 2063
- Statement to Certificateholders
* Payment Detail
* Factor Detail
* Principal Detail
* Interest Detail
* Reconciliation of Funds
* Additional Reconciliation Detail
* Ratings
* Historical Bond/Collateral Realized Loss Reconciliation

- Historical Delinquency & Liquidation Summary Page 13
- REO Status Report Page 14
- Historical Liquidation Loss Loan Detail Page 15
- Interest Shortfall Reconciliation Page 16
- Defeased Loan Detail Page 17
- Appraisal Reduction Report Page 18
- Loan Level Detail Page 19
- Historical Loan Modification Report Page 21
- Material Breaches and Document Defects Page 22
- Mortgage Loan Characteristics Page 23
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Next
Exchangeable
Pass-Thru
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.0060% 1.0060% 80,451,000.00 68,388,037.75 1,178,378.55 57,331.97 1,235,710.52 0.00 67,209,659.20
A-2
2.1130% 2.1130% 174,804,000.00 174,804,000.00 0.00 307,800.71 307,800.71 0.00 174,804,000.00
A-3
3.0580% 3.0580% 116,311,000.00 116,311,000.00 0.00 296,399.20 296,399.20 0.00 116,311,000.00
A-4 3.5250% 3.5250% 479,671,000.00 479,671,000.00 0.00 1,409,033.56 1,409,033.56 0.00 479,671,000.00
A-S-EC * 4.1790% 4.1790% 94,245,000.00 94,245,000.00 0.00 328,208.21 328,208.21 0.00 94,245,000.00 0.00%
X-A 1.8081% 1.9630% 945,482,000.00 933,419,037.75 0.00 1,406,409.49 1,406,409.49 0.00 932,240,659.20
X-B 0.0170% 0.0334% 270,572,149.00 270,572,149.00 0.00 3,830.52 3,830.52 0.00 270,572,149.00
B-EC * 4.8199% 4.9775% 63,842,000.00 63,842,000.00 0.00 256,428.26 256,428.26 0.00 63,842,000.00 0.00%
C-EC * 4.8919% 5.0495% 45,602,000.00 45,602,000.00 0.00 185,901.46 185,901.46 0.00 45,602,000.00 0.00%
D 4.8919% 5.0495% 24,322,000.00 24,322,000.00 0.00 99,151.25 99,151.25 0.00 24,322,000.00
E 4.8919% 5.0495% 47,122,000.00 47,122,000.00 0.00 192,097.90 192,097.90 0.00 47,122,000.00
F 4.8919% 5.0000% 22,801,000.00 22,801,000.00 0.00 92,950.73 92,950.73 0.00 22,801,000.00
G 4.8919% 5.0000% 24,321,000.00 24,321,000.00 0.00 99,147.17 99,147.17 0.00 24,321,000.00
H 4.8919% 5.0000% 42,562,149.00 42,562,149.00 0.00 173,509.18 173,509.18 0.00 42,562,149.00
V 0.0000% 0.0000% 0.00 0.00 0.00 0.00 0.00
R 0.0000% 0.0000% 0.00 0.00 0.00 0.00 0.00
LR 0.0000% 0.0000% 0.00 0.00 0.00 0.00 0.00
Totals:
1,216,054,149.00 1,203,991,186.75 1,178,378.55 4,908,199.61 6,086,578.16 0.00 1,202,812,808.20
* The Exchangeable Certificates have been exchanged in full for the Class EC Certificate. Please see the Exchangeable Certificate Detail page for payment details on the Class EC Certificate.
PAYMENT DETAIL

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Next
Pass-Thru
Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
EC *
N/A N/A 203,689,000.00 203,689,000.00 0.00 770,537.93 770,537.93 0.00 203,689,000.00
100.00%
Totals:
203,689,000.00 203,689,000.00 0.00 770,537.93 770,537.93 0.00 203,689,000.00
* The Exchangeable Certificates have been exchanged in full for the Class EC Certificate. Please see the Exchangeable Certificate Detail page for payment details on the Class EC Certificate.
EXCHANGEABLE CERTIFICATE DETAIL

July 2013
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1 90269CAA8 0.85005827 14.64715852 0.71263216 15.35979068 0.00000000 0.83541111
A-2 90269CAB6 1.00000000 0.00000000 1.76083333 1.76083333 0.00000000 1.00000000
A-3 90269CAC4 1.00000000 0.00000000 2.54833335 2.54833335 0.00000000 1.00000000
A-4 90269CAD2 1.00000000 0.00000000 2.93749999 2.93749999 0.00000000 1.00000000
X-A 90269CAH3 0.98724147 0.00000000 1.48750530 1.48750530 0.00000000 0.98599514
X-B 90269CAK6 1.00000000 0.00000000 0.01415711 0.01415711 0.00000000 1.00000000
EC * 90269CAP5 1.00000000 0.00000000 3.78291380 3.78291380 0.00000000 1.00000000
D 90269CAR1 1.00000000 0.00000000 4.07660760 4.07660760 0.00000000 1.00000000
E 90269CAT7 1.00000000 0.00000000 4.07660753 4.07660753 0.00000000 1.00000000
F 90269CAV2 1.00000000 0.00000000 4.07660760 4.07660760 0.00000000 1.00000000
G 90269CAX8 1.00000000 0.00000000 4.07660746 4.07660746 0.00000000 1.00000000
H 90269CAZ3 1.00000000 0.00000000 4.07660760 4.07660760 0.00000000 1.00000000
V 90269CBH2 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R 90269CBB5 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
LR 90269CBD1 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
A-S-EC * 90269CAF7 1.00000000 0.00000000 3.48249997 3.48249997 0.00000000 1.00000000
B-EC * 90269CAM2 1.00000000 0.00000000 4.01660756 4.01660756 0.00000000 1.00000000
C-EC * 90269CBF6 1.00000000 0.00000000 4.07660760 4.07660760 0.00000000 1.00000000
* The Exchangeable Certificates have been exchanged in full for the Class EC Certificate. Please see the Exchangeable Certificate Detail page for payment details on the Class EC Certificate.
FACTOR DETAIL

July 2013
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
Beginning
Scheduled
Unscheduled
Realized
Ending
Class
Balance
Principal
Principal
Loss
Balance
Original
Current
A-1 68,388,037.75 1,178,378.55 0.00 0.00 67,209,659.20 93.38% 94.32%
A-2 174,804,000.00 0.00 0.00 0.00 174,804,000.00 79.01% 79.80%
A-3 116,311,000.00 0.00 0.00 0.00 116,311,000.00 69.44% 70.14%
A-4 479,671,000.00 0.00 0.00 0.00 479,671,000.00 30.00% 30.30%
A-S-EC * 94,245,000.00 0.00 0.00 0.00 94,245,000.00 22.25% 22.47%
B-EC * 63,842,000.00 0.00 0.00 0.00 63,842,000.00 17.00% 17.17%
C-EC * 45,602,000.00 0.00 0.00 0.00 45,602,000.00 13.25% 13.38%
D 24,322,000.00 0.00 0.00 0.00 24,322,000.00 11.25% 11.36%
E 47,122,000.00 0.00 0.00 0.00 47,122,000.00 7.38% 7.45%
F 22,801,000.00 0.00 0.00 0.00 22,801,000.00 5.50% 5.56%
G 24,321,000.00 0.00 0.00 0.00 24,321,000.00 3.50% 3.54%
H 42,562,149.00 0.00 0.00 0.00 42,562,149.00 0.00% 0.00%
Totals:
1,203,991,186.75 1,178,378.55 0.00 0.00 1,202,812,808.20
* The Exchangeable Certificates have been exchanged in full for the Class EC Certificate. Please see the Exchangeable Certificate Detail page for payment details on the Class EC Certificate.
PRINCIPAL DETAIL
Credit Support

July 2013
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1 57,331.97 0.00 0.00 0.00 0.00 57,331.97 0.00
A-2 307,800.71 0.00 0.00 0.00 0.00 307,800.71 0.00
A-3 296,399.20 0.00 0.00 0.00 0.00 296,399.20 0.00
A-4 1,409,033.56 0.00 0.00 0.00 0.00 1,409,033.56 0.00
A-S-EC * 328,208.21 0.00 0.00 0.00 0.00 328,208.21 0.00
X-A 1,406,409.49 0.00 0.00 0.00 0.00 1,406,409.49 0.00
X-B 3,830.52 0.00 0.00 0.00 0.00 3,830.52 0.00
B-EC * 256,428.26 0.00 0.00 0.00 0.00 256,428.26 0.00
C-EC * 185,901.46 0.00 0.00 0.00 0.00 185,901.46 0.00
D 99,151.25 0.00 0.00 0.00 0.00 99,151.25 0.00
E 192,097.90 0.00 0.00 0.00 0.00 192,097.90 0.00
F 92,950.73 0.00 0.00 0.00 0.00 92,950.73 0.00
G 99,147.17 0.00 0.00 0.00 0.00 99,147.17 0.00
H 173,509.18 0.00 0.00 0.00 0.00 173,509.18 0.00
V 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00
LR 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
4,908,199.61 0.00 0.00 0.00 0.00 4,908,199.61 0.00
* The Exchangeable Certificates have been exchanged in full for the Class EC Certificate. Please see the Exchangeable Certificate Detail page for payment details on the Class EC Certificate.
INTEREST DETAIL

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Interest
Fees
Scheduled Interest
4,995,113.05
Servicing Fee
85,187.70
Interest Adjustments
0.00
Trustee/Certificate Administrator Fee
571.92
Deferred Interest
0.00
Operating Advisor Fee
1,153.82
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
4,995,113.05
Special Serv Fee plus Adj.
0.00
Miscellaneous Fee
0.00
Fee Distributions
86,913.44
Principal
Scheduled Principal
1,178,378.55
Additional Trust Fund Expenses
Unscheduled Principal
0.00
Reimbursed for Interest on Advances
0.00
Principal Adjustments
0.00
Net ASER Amount
0.00
Principal Collections
1,178,378.55
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
0.00
Other
Payments to Certificateholders
Yield Maintenance
0.00
Interest Distribution
4,908,199.61
Other Collections
0.00
Principal Distribution
1,178,378.55
Yield Maintenance
0.00
Payments to Certificateholders
6,086,578.16
Total Collections
6,173,491.60
Total Distribution
6,173,491.60
0.00
Net Difference: Bonds - Collateral
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Stated Principal Balance
Mortgage Loans
Beginning
Ending
Addt'l Trust
Interest
1,203,991,186.91 1,202,812,808.36
Losses
Fund Expenses
Shortfalls
Current Collection Period
0.00 0.00 0.00
Interest Reserve Account
Aggregate for All
Beg Balance
(Withdraw)/Dep
End Balance
Prior Collection Periods
0.00 0.00 0.00
0.00 0.00 0.00
Disclosable Special Servicer Fees
Excess Liquidation Proceeds Account
Commission
0.00
Beg Balance
(Withdraw)/Dep
End Balance
Brokerage Fee
0.00
0.00 0.00 0.00
Rebate
0.00
Shared Fee
0.00
Other
0.00
Advances:
Master
Special
Controlling Class: Class G
Servicer
Servicer
Trustee
Controlling Class (Class G) Representative: BIGAREP, LLC.
Principal
0.00 0.00 0.00
Interest
0.00 0.00 0.00
Interest Accrual Period:
June 1 - June 30
Total Current Advances
0.00 0.00 0.00
Cumulative Advances
0.00 0.00 0.00
Interest on Advances
0.00 0.00 0.00
ADDITIONAL RECONCILIATION DETAIL

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
Comments
CURRENT LOAN MODIFICATION REPORT

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Count
Balance
Count
Balance
ADDITIONAL LOAN DETAIL
(Foreclosure Proceedings Commenced, but not REO Property)
Specially Serviced Loans that are not Delinquent
Current but not Specially Serviced Loans

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
KeyBank National Association 5/7/2013 0001089877
Archetype Mortgage Capital LLC 2/8/2013 0001548405
UBS Real Estate Securities Inc. 5/15/2013 0001541886
Barclays Bank PLC 5/14/2013 0000312070
Status
ADDITIONAL LOAN DETAIL
Repurchase/Replacement

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Current
Sales Date of Final
Bal of Excess
Property
Stated Prin
Loss on Proceeds and
Recovery
Liquidation
Asset Number
City
State
Type
DSCR
Balance
Asset Number
Mortgage Loan
Other Amts Determination Proceeds Acct
REO ADDITIONAL DETAIL
REO Properties Sold Or Disposed During Relating Collection Period
Mortgage Loans That Became REO Property Preceding Calendar Month

UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass
Through Certificates, Series 2012-C2
July 2013
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date
Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

July 2013
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
July 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
June 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
April 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
March 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
November 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
October 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
September 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
August 2012
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

July 2013
REO STATUS REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

July 2013
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

July 2013
INTEREST SHORTFALL RECONCILIATION
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00

July 2013
DEFEASED LOAN DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status
Count:
Totals:

July 2013
APPRAISAL REDUCTION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

July 2013
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
611100001 Office
NY 07/06/2017 0 141,500,000.00 4.783 563,995.42 0.00 07/06/2013 0.00 0 563,995.42 0.00
611100002 Retail
CT 06/06/2022 0 95,000,000.00 4.460 353,083.33 0.00 07/06/2013 0.00 0 353,083.33 0.00
611100006 Office
NJ 06/06/2022 0 72,375,079.37 5.000 394,563.89 0.00 07/06/2013 0.00 0 301,948.73 0.00
611100011 Retail
SC 07/01/2022 0 39,174,043.15 4.990 233,603.03 0.00 07/01/2013 0.00 0 163,191.52 0.00
611100012 Other
NY 05/06/2051 0 38,633,447.00 3.720 119,763.69 0.00 07/06/2013 0.00 0 119,763.69 0.00
611100014 Lodging
FL 05/06/2022 0 26,106,610.09 5.499 150,447.46 0.00 07/06/2013 0.00 0 119,774.10 0.00
611100015 Retail
XX 07/01/2019 0 25,642,180.34 5.100 141,166.94 0.00 07/01/2013 0.00 0 109,115.49 0.00
611100016 Multifamily
NJ 06/06/2022 0 18,539,139.43 5.488 106,602.83 0.00 07/06/2013 0.00 0 84,884.99 0.00
611100019 Retail
OK 06/06/2022 0 14,781,589.27 5.250 82,830.56 0.00 07/06/2013 0.00 0 64,748.56 0.00
611100021 Retail
TX 04/06/2022 0 12,786,512.65 5.375 72,796.26 0.00 07/06/2013 0.00 0 57,342.14 0.00
611100022 Mobile Home
FL 06/06/2022 0 12,566,580.49 5.310 70,880.54 0.00 07/06/2013 0.00 0 55,674.41 0.00
611100023 Retail
XX 06/06/2022 0 12,476,912.31 5.076 75,100.88 0.00 07/06/2013 0.00 0 52,871.37 0.00
611100025 Lodging
NJ 05/06/2017 0 11,859,969.49 6.000 77,960.47 0.00 07/06/2013 0.00 0 59,392.69 0.00
611100026 Lodging
GA 04/06/2022 0 11,722,175.54 6.079 77,730.74 0.00 07/06/2013 0.00 0 59,470.20 0.00
611100029 Multifamily
TX 06/06/2022 0 11,032,520.61 5.117 60,927.42 0.00 07/06/2013 0.00 0 47,103.45 0.00
611100031 Office
OH 06/06/2022 0 9,352,796.23 4.938 50,635.80 0.00 07/06/2013 0.00 0 38,532.66 0.00
611100032 Retail
FL 05/01/2022 0 8,861,397.81 5.320 50,089.26 0.00 07/01/2013 0.00 0 39,333.22 0.00
611100033 Lodging
GA 04/06/2022 0 7,928,987.18 6.079 52,577.79 0.00 07/06/2013 0.00 0 40,226.19 0.00
611100036 Retail
FL 06/06/2022 0 7,105,339.88 5.750 42,017.25 0.00 07/06/2013 0.00 0 34,084.43 0.00
611100037 Retail
FL 04/06/2022 0 6,834,578.18 5.320 38,677.88 0.00 07/06/2013 0.00 0 30,334.10 0.00
611100038 Retail
TN 05/06/2022 0 6,600,477.56 5.496 38,025.05 0.00 07/06/2013 0.00 0 30,265.72 0.00
611100040 Self Storage
CA 06/06/2022 0 5,666,275.94 5.250 31,751.71 0.00 07/06/2013 0.00 0 24,820.28 0.00
611100041 Retail
FL 04/06/2022 0 5,556,167.86 5.320 31,443.17 0.00 07/06/2013 0.00 0 24,660.10 0.00
611100042 Retail
KY 06/06/2022 0 4,236,757.53 5.200 23,611.77 0.00 07/06/2013 0.00 0 18,381.95 0.00
611100043 Office
OH 06/01/2022 0 3,894,468.50 5.000 21,231.30 0.00 07/01/2013 0.00 0 16,247.72 0.00
611100044 Mobile Home
FL 06/06/2022 0 3,525,984.41 5.336 21,755.96 0.00 07/06/2013 0.00 0 15,705.78 0.00
611100046 Mobile Home
FL 06/06/2022 0 3,234,876.21 5.593 20,448.57 0.00 07/06/2013 0.00 0 15,102.14 0.00
611100047 Retail
CO 06/01/2022 0 3,178,511.92 5.300 17,908.58 0.00 07/01/2013 0.00 0 14,055.45 0.00
611100048 Retail
AZ 05/06/2022 0 3,056,776.49 5.800 18,188.36 0.00 07/06/2013 0.00 0 14,789.57 0.00
611100049 Retail
IL 07/01/2022 0 2,917,160.02 5.150 17,652.54 0.00 07/01/2013 0.00 0 12,541.41 0.00
611100050 Retail
OH 06/06/2022 0 2,622,947.51 5.150 14,537.95 0.00 07/06/2013 0.00 0 11,270.84 0.00
611100051 Retail
KY 06/06/2022 0 2,502,642.80 5.200 13,947.42 0.00 07/06/2013 0.00 0 10,858.17 0.00
611100052 Retail
OH 05/06/2022 0 2,363,009.24 5.316 13,351.17 0.00 07/06/2013 0.00 0 10,480.85 0.00
695100040 Retail
CA 06/01/2022 0 14,767,229.32 4.930 79,882.75 0.00 07/01/2013 0.00 0 60,747.32 0.00
695100041 Retail
TX 06/01/2022 0 17,330,631.19 5.000 94,480.61 0.00 07/01/2013 0.00 0 72,303.37 0.00
695100042 Multifamily
MI 06/01/2022 0 3,449,446.14 5.290 19,413.93 0.00 07/01/2013 0.00 0 15,224.78 0.00
695100043 Mobile Home
AZ 06/01/2022 0 41,388,450.20 5.250 231,925.55 0.00 07/01/2013 0.00 0 181,295.97 0.00
695100044 Retail
MI 06/01/2022 0 11,967,698.33 5.100 65,968.40 0.00 07/01/2013 0.00 0 50,926.65 0.00
695100045 Retail
NY 07/01/2022 0 11,165,028.19 4.970 60,587.58 0.00 07/01/2013 0.00 0 46,301.00 0.00
695100046 Office
XX 07/01/2022 0 24,289,452.28 4.990 164,982.74 0.00 07/01/2013 0.00 0 101,268.58 0.00
695100047 Mobile Home
CA 07/01/2022 0 53,268,735.16 5.180 295,853.06 0.00 07/01/2013 0.00 0 230,226.66 0.00

July 2013
LOAN LEVEL DETAIL
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
695100048 Retail
MA 07/01/2022 0 10,975,888.58 5.140 75,451.69 0.00 07/01/2013 0.00 0 47,134.68 0.00
695100049 Office
FL 07/01/2022 0 13,513,556.18 4.990 91,788.96 0.00 07/01/2013 0.00 0 56,341.27 0.00
695100050 Office
FL 07/01/2022 0 5,397,656.08 4.990 36,662.83 0.00 07/01/2013 0.00 0 22,504.13 0.00
883100004 Retail
LA 05/06/2022 0 47,693,682.03 4.940 258,582.93 0.00 07/06/2013 0.00 0 196,594.18 0.00
883100005 Retail
MA 05/06/2042 0 5,902,024.18 5.030 32,319.40 0.00 07/06/2013 0.00 0 24,770.96 0.00
883100006 Office
TX 05/06/2017 0 27,637,132.93 5.148 153,316.86 0.00 07/06/2013 0.00 0 118,711.76 0.00
883100007 Office
NY 06/06/2022 0 74,870,990.61 5.150 414,979.93 0.00 07/06/2013 0.00 0 321,721.57 0.00
883100008 Multifamily
FL 06/06/2022 0 7,503,510.85 5.160 48,261.22 0.00 07/06/2013 0.00 0 32,333.59 0.00
883100009 Multifamily
MI 06/06/2022 0 11,023,443.62 4.850 59,101.48 0.00 07/06/2013 0.00 0 44,611.65 0.00
883100010 Retail
MI 07/06/2022 0 77,664,036.80 5.090 427,089.18 0.00 07/06/2013 0.00 0 329,837.47 0.00
883100011 Retail
IL 07/06/2022 0 41,843,210.58 4.630 161,445.05 0.00 07/06/2013 0.00 0 161,445.05 0.00
883100012 Retail
IL 07/06/2022 0 43,156,789.42 4.630 166,513.28 0.00 07/06/2013 0.00 0 166,513.28 0.00
883100013 Retail
KY 06/06/2022 0 17,177,606.27 4.900 92,611.81 0.00 07/06/2013 0.00 0 70,233.27 0.00
883100015 Multifamily
MI 06/06/2022 0 7,190,694.41 5.000 42,967.37 0.00 07/06/2013 0.00 0 30,015.19 0.00
1,202,812,808.36 6,173,491.60 0.00 0.00 55
Totals:
Count:
4,995,113.05 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If State field is blank or 'XX', loan has properties in multiple states.

July 2013
HISTORICAL LOAN MODIFICATION REPORT
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

July 2013
MATERIAL BREACHES AND DOCUMENT DEFECTS
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

July 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Count
Balance ($)
%
0M to 4.9M
11 34,982,580.77 2.91%
5M to 9.9M
12 83,899,906.16 6.98%
10M to 14.9M
13 160,639,104.58 13.36%
15M to 19.9M
3 53,047,376.89 4.41%
20M to 24.9M
1 24,289,452.28 2.02%
25M to 29.9M
3 79,385,923.36 6.60%
35M to 39.9M
2 77,807,490.15 6.47%
40M to 44.9M
3 126,388,450.20 10.51%
45M to 49.9M
1 47,693,682.03 3.97%
50M to 54.9M
1 53,268,735.16 4.43%
70M to 74.9M
2 147,246,069.98 12.24%
75M to 79.9M
1 77,664,036.80 6.46%
95M to 99.9M
1 95,000,000.00 7.90%
140M to 144.9M
1 141,500,000.00 11.76%
Total
55
1,202,812,808.36
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
50
M
t
o
54.9M
70
M
t
o
74.9M
75
M
t
o
79.9M
95
M
t
o
99.9M
14
0M
to
14
4.9M
Count
Balance ($)
%
3.500% - 3.740%
1 38,633,447.00 3.21%
4.250% - 4.490%
1 95,000,000.00 7.90%
4.500% - 4.740%
2 85,000,000.00 7.07%
4.750% - 4.990%
11 335,054,493.35 27.86%
5.000% - 5.240%
19 432,012,012.03 35.92%
5.250% - 5.490%
15 172,204,731.19 14.32%
5.500% - 5.740%
1 3,234,876.21 0.27%
5.750% - 5.990%
2 10,162,116.37 0.84%
6.000% - 6.240%
3 31,511,132.21 2.62%
Total
55
1,202,812,808.36
100.00%
Gross Rate
Total Weighted Average Rate: 4.98%
0
5
10
15
20
25
30
35
40
3.500% -
3.740%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%

July 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Count
Balance ($)
%
NEW YORK
4 266,169,465.80 22.13%
MICHIGAN
5 111,295,319.30 9.25%
NEW JERSEY
3 102,774,188.29 8.54%
FLORIDA
11 100,206,258.04 8.33%
CONNECTICUT
1 95,000,000.00 7.90%
ILLINOIS
3 87,917,160.02 7.31%
CALIFORNIA
3 73,702,240.42 6.13%
TEXAS
4 68,786,797.38 5.72%
VARIOUS
3 62,408,544.93 5.19%
LOUISIANA
1 47,693,682.03 3.97%
ARIZONA
2 44,445,226.69 3.70%
SOUTH CAROLINA
1 39,174,043.15 3.26%
KENTUCKY
3 23,917,006.60 1.99%
GEORGIA
2 19,651,162.72 1.63%
OHIO
4 18,233,221.48 1.52%
MASSACHUSETTS
2 16,877,912.76 1.40%
OKLAHOMA
1 14,781,589.27 1.23%
TENNESSEE
1 6,600,477.56 0.55%
COLORADO
1 3,178,511.92 0.26%
Total
55
1,202,812,808.36
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
NEW YORK
M
IC
HIGAN
NEW
JE
RSEY
FLORIDA
CO
NNECTICUT
IL
LIN
O
IS
CALIFORNIA
TEXAS
VARIO
US
LOUISIANA
ARIZONA
SO
UT
H
CAROLINA
KENTUCKYGE
O
RGIA OH
IO
M
ASSACHUSETTS
OKLAH
O
MA
TENNESSEE
CO
LO
RADO

July 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Count
Balance ($)
%
9 - 11
13 490,507,736.78 40.78%
12 - 14
42 712,305,071.58 59.22%
Total
55
1,202,812,808.36
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 12
0
10
20
30
40
50
60
9 - 11 12 - 14
Count
Balance ($)
%
45 - 47
2 39,497,102.42 3.28%
48 - 50
1 141,500,000.00 11.76%
72 - 74
1 25,642,180.34 2.13%
105 - 107
40 672,807,969.16 55.94%
108 - 110
11 323,365,556.44 26.88%
Total
55
1,202,812,808.36
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 97
0
10
20
30
40
50
60
45 - 47 48 - 50 72 - 74 105 - 107 108 - 110

July 2013
MORTGAGE LOAN CHARACTERISTICS
UBS-Barclays Commercial Mortgage Trust 2012-C2
Commercial Mortgage Pass-Through Certificates, Series 2012-C2
Count
Balance ($)
%
0.000% - 0.490%
1 26,106,610.09 2.17%
1.000% - 1.490%
21 504,336,826.35 41.93%
1.500% - 1.990%
22 411,861,925.05 34.24%
2.000% - 2.490%
8 171,270,689.34 14.24%
2.500% - 2.990%
3 89,236,757.53 7.42%
Total
55
1,202,812,808.36
100.00%
DSCR
Total Weighted Average DSCR: 1.67
* Used the Most Recent DSCR (NOI) provided
0
5
10
15
20
25
30
35
40
45
0.000%
-
0.490%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
70.06%
Amortizing Balloon
19.66%
IO / Amortizing / Balloon
10.28%
IO / Balloon
Amortizing Balloon 70.06%
IO / Amortizing / Balloon 19.66%
IO / Balloon 10.28%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
50 842,679,361.36 70.06%
IO / Amortizing / Balloon
2 236,500,000.00 19.66%
IO / Balloon
3 123,633,447.00 10.28%
Total
55
1,202,812,808.36
100.00%
Amortization Type